Leases - Disclosure of Movement of Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Leases [Line Items]
Lease liabilities at beginning of period	SFr 3,652	SFr 4,850
Additions / new leases	0	0
Remeasurements	0	0
Recognition of interest on lease liabilities	24	34	SFr 43
Payments	(1,232)	(1,232)	(1,232)
Lease liabilities at end of period	2,444	3,652	4,850
Current	1,217	1,208
Non-current	1,227	2,444
Lease liabilities	SFr 2,444	SFr 3,652	SFr 4,850